Income taxes - income tax expense (benefit) reconciled to the accounting profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of income tax expense (benefit) to the accounting profit
Profit before tax	$ 91,687	$ 128,269	$ 309,882
Income tax expense calculated at 15% (2017: 15% and 2016: 15%)	13,753	19,240	46,482
Effect of tax holiday	(69,581)	(50,258)	(41,484)
Additional deduction for research and development expenditures	(47,541)	(25,260)	(13,107)
Tax losses for which no deferred tax assets were recognized	127,686	70,341	39,777
Reversal (utilization) of previously unrecognized tax losses of temporary differences		5,687	(43,440)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(9,669)	(18,082)	4,517
Others	(172)	178	703
Income tax expense (benefit)	$ 14,476	$ 1,846	$ (6,552)
Offset future profit term	5 years
Corporate tax rate (as a percent)	15.00%	15.00%	15.00%